Schedule of Investments (unaudited)	iShares® U.S. Dividend and Buyback ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Boeing Co. (The)	707	$137,292
General Dynamics Corp.	516	75,687
Huntington Ingalls Industries Inc.	116	18,250
L3Harris Technologies Inc.	198	33,959
Lockheed Martin Corp.	454	146,106
Northrop Grumman Corp.	283	81,111
Raytheon Technologies Corp.	2,122	141,601
Textron Inc.	457	20,684
		654,690
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	246	21,048
Expeditors International of Washington Inc.	196	17,546
FedEx Corp.	94	22,122
United Parcel Service Inc., Class B	875	135,625
XPO Logistics Inc.(a)	368	40,631
		236,972
Airlines — 0.3%
Delta Air Lines Inc.	1,952	74,098
Southwest Airlines Co.	522	22,937
United Airlines Holdings Inc.(a)	350	13,996
		111,031
Auto Components — 0.1%
Gentex Corp.	557	18,409
Lear Corp.	108	16,282
		34,691
Automobiles — 0.3%
Ford Motor Co.	6,027	63,464
General Motors Co.	949	48,096
		111,560
Banks — 11.9%
Bank of America Corp.	35,592	1,055,303
CIT Group Inc.	613	22,620
Citigroup Inc.	12,602	730,790
Citizens Financial Group Inc.	1,925	70,147
Comerica Inc.	1,190	68,068
Fifth Third Bancorp.	2,914	84,302
Huntington Bancshares Inc./OH.	3,339	44,158
JPMorgan Chase & Co.	10,671	1,373,038
KeyCorp.	3,646	61,472
M&T Bank Corp.	581	76,965
PNC Financial Services Group Inc. (The)	1,493	214,275
Regions Financial Corp.	3,704	63,005
Synovus Financial Corp.	798	29,686
Truist Financial Corp.	2,422	116,207
U.S. Bancorp.	5,252	225,048
Wells Fargo & Co.	33,766	1,008,928
Zions Bancorp NA.	960	42,374
		5,286,386
Beverages — 1.4%
Coca-Cola Co. (The)	5,042	242,772
Constellation Brands Inc., Class A	114	24,046
Monster Beverage Corp.(a)	296	25,702
PepsiCo Inc.	2,438	332,958
		625,478
Biotechnology — 3.3%
AbbVie Inc.	4,077	417,811
Amgen Inc.	1,887	455,579

Security	Shares	Value

Biotechnology (continued)
Biogen Inc.(a)	1,221	$345,067
Gilead Sciences Inc.	3,814	250,198
		1,468,655
Building Products — 0.7%
Johnson Controls International PLC	4,706	234,453
Masco Corp.	853	46,327
Trane Technologies PLC.	338	48,452
		329,232
Capital Markets — 4.2%
Ameriprise Financial Inc.	504	99,727
Apollo Global Management Inc.	544	24,991
Bank of New York Mellon Corp. (The)	3,920	156,134
BlackRock Inc.(b)	251	176,016
Blackstone Group Inc. (The), Class A	1,384	92,991
Charles Schwab Corp. (The)	2,047	105,502
CME Group Inc.	288	52,341
Franklin Resources Inc.	995	26,159
Goldman Sachs Group Inc. (The)	1,088	295,033
Intercontinental Exchange Inc.	862	95,122
Invesco Ltd.	1,252	25,779
LPL Financial Holdings Inc.	209	22,643
Moody’s Corp.	148	39,406
Morgan Stanley	3,811	255,528
MSCI Inc.	109	43,088
Northern Trust Corp.	665	59,311
Raymond James Financial Inc.	308	30,778
S&P Global Inc.	288	91,296
State Street Corp.	1,205	84,350
T Rowe Price Group Inc.	582	91,071
		1,867,266
Chemicals — 1.9%
Air Products & Chemicals Inc.	187	49,884
Celanese Corp.	408	49,837
CF Industries Holdings Inc.	773	31,987
Dow Inc.	1,875	97,312
DuPont de Nemours Inc.	1,841	146,267
Eastman Chemical Co.	239	23,506
Ecolab Inc.	154	31,495
Linde PLC	805	197,547
LyondellBasell Industries NV, Class A	1,467	125,810
PPG Industries Inc.	248	33,408
Sherwin-Williams Co. (The)	90	62,262
		849,315
Commercial Services & Supplies — 0.2%
Cintas Corp.	63	20,041
Republic Services Inc.	263	23,807
Waste Management Inc.	475	52,877
		96,725
Communications Equipment — 1.7%
Cisco Systems Inc.	15,484	690,277
Juniper Networks Inc.	1,293	31,575
Motorola Solutions Inc.	190	31,834
		753,686
Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	259	26,149

Consumer Finance — 1.1%
Ally Financial Inc.	1,330	50,327
American Express Co.	1,341	155,905

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	699	$72,878
Discover Financial Services	967	80,783
Synchrony Financial	3,587	120,702
		480,595
Containers & Packaging — 0.2%
Ball Corp.	397	34,944
International Paper Co.	1,063	53,479
		88,423
Distributors — 0.1%
Genuine Parts Co.	263	24,690

Diversified Financial Services — 1.1%
Berkshire Hathaway Inc., Class B(a)	1,694	386,012
Equitable Holdings Inc.	2,151	53,302
Voya Financial Inc.	726	40,264
		479,578
Diversified Telecommunication Services — 2.7%
AT&T Inc.	25,642	734,131
Lumen Technologies Inc.	4,177	51,711
Verizon Communications Inc.	7,364	403,179
		1,189,021
Electric Utilities — 1.3%
American Electric Power Co. Inc.	691	55,909
Duke Energy Corp.	1,009	94,846
Evergy Inc.	1,240	66,625
Exelon Corp.	1,604	66,662
FirstEnergy Corp.	1,218	37,466
NextEra Energy Inc.	1,228	99,308
NRG Energy Inc.	1,608	66,587
Southern Co. (The)	1,541	90,796
		578,199
Electrical Equipment — 0.6%
Eaton Corp. PLC	1,034	121,702
Emerson Electric Co.	1,242	98,552
Rockwell Automation Inc.	196	48,712
		268,966
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	317	39,587
CDW Corp./DE.	258	33,968
Corning Inc.	1,601	57,428
TE Connectivity Ltd.	534	64,294
		195,277
Energy Equipment & Services — 0.3%
Baker Hughes Co.	2,583	51,893
Halliburton Co.	994	17,524
Schlumberger Ltd..	3,662	81,333
		150,750
Entertainment — 0.3%
Electronic Arts Inc.	291	41,671
Walt Disney Co. (The)(a)	452	76,013
		117,684
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	400	90,944
AvalonBay Communities Inc.	192	31,425
Crown Castle International Corp.	579	92,212
Equity Residential	587	36,183
Essex Property Trust Inc.	118	28,274
Host Hotels & Resorts Inc.	1,735	23,509

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain Inc.	981	$33,030
Prologis Inc.	775	79,980
Public Storage	243	55,312
SBA Communications Corp.	129	34,658
Simon Property Group Inc.	1,237	114,954
SL Green Realty Corp.	562	37,924
Ventas Inc.	393	18,106
Weyerhaeuser Co.	813	25,357
		701,868
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	170	59,913
Kroger Co. (The)	1,452	50,094
Sysco Corp.	1,008	72,082
Walgreens Boots Alliance Inc.	3,747	188,287
Walmart Inc.	1,684	236,585
		606,961
Food Products — 0.8%
Archer-Daniels-Midland Co.	861	43,059
General Mills Inc.	902	52,406
Hershey Co. (The)	248	36,069
Kellogg Co.	478	28,173
Kraft Heinz Co. (The)	1,340	44,903
Mondelez International Inc., Class A	2,274	126,071
Tyson Foods Inc., Class A	467	30,033
		360,714
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	1,284	158,689
Baxter International Inc.	1,014	77,906
Edwards Lifesciences Corp.(a)	301	24,857
Medtronic PLC	1,510	168,108
Stryker Corp.	166	36,688
		466,248
Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	271	28,238
Anthem Inc.	373	110,774
Cardinal Health Inc.	584	31,378
Cigna Corp.	399	86,603
CVS Health Corp.	1,579	113,135
DaVita Inc.(a)	448	52,582
HCA Healthcare Inc.	256	41,595
Humana Inc.	137	52,486
Laboratory Corp. of America Holdings(a)	104	23,807
McKesson Corp.	413	72,056
Quest Diagnostics Inc.	213	27,509
UnitedHealth Group Inc.	993	331,245
Universal Health Services Inc., Class B	189	23,564
		994,972
Health Care Technology — 0.1%
Cerner Corp.	799	64,008

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	990	18,483
Darden Restaurants Inc.	68	7,949
Domino’s Pizza Inc.	69	25,582
Hilton Worldwide Holdings Inc.	449	45,524
Hyatt Hotels Corp., Class A	223	14,642
Las Vegas Sands Corp.	600	28,854
Marriott International Inc./MD, Class A	470	54,666
McDonald’s Corp.	1,518	315,501

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	151	$9,815
Starbucks Corp.	3,336	322,958
Yum! Brands Inc.	554	56,226
		900,200
Household Durables — 0.3%
DR Horton Inc.	358	27,494
Lennar Corp., Class A	366	30,433
Newell Brands Inc.	1,702	40,882
NVR Inc.(a)	6	26,679
Whirlpool Corp.	106	19,620
		145,108
Household Products — 1.9%
Clorox Co. (The)	210	43,987
Colgate-Palmolive Co.	1,319	102,882
Kimberly-Clark Corp.	710	93,791
Procter & Gamble Co. (The)	4,659	597,330
		837,990
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,772	35,387

Industrial Conglomerates — 1.0%
3M Co.	1,118	196,388
Honeywell International Inc.	1,320	257,888
		454,276
Insurance — 2.6%
Aflac Inc.	2,069	93,477
Allstate Corp. (The)	1,278	136,976
American International Group Inc.	1,910	71,510
Aon PLC, Class A	422	85,708
Assured Guaranty Ltd.	668	23,881
Chubb Ltd.	715	104,154
Cincinnati Financial Corp.	273	22,957
Hartford Financial Services Group Inc. (The)	595	28,572
Lincoln National Corp.	798	36,301
Loews Corp.	872	39,493
Marsh & McLennan Companies Inc.	397	43,634
MetLife Inc.	2,905	139,876
Principal Financial Group Inc.	764	37,642
Prudential Financial Inc.	1,896	148,419
Travelers Companies Inc. (The)	637	86,823
Unum Group	939	21,813
Willis Towers Watson PLC	104	21,106
		1,142,342
Interactive Media & Services — 2.6%
Alphabet Inc., Class A(a)	255	465,977
Alphabet Inc., Class C, NVS(a)	249	457,099
Facebook Inc., Class A(a)	959	247,739
		1,170,815
Internet & Direct Marketing Retail — 1.3%
Booking Holdings Inc.(a)	119	231,375
eBay Inc.	5,051	285,432
Expedia Group Inc.	285	35,369
Qurate Retail Inc., Series A	1,645	20,727
		572,903
IT Services — 4.1%
Accenture PLC, Class A	708	171,279
Akamai Technologies Inc.(a)	124	13,768
Alliance Data Systems Corp.	386	26,113

Security	Shares	Value

IT Services (continued)
Automatic Data Processing Inc.	643	$106,172
Broadridge Financial Solutions Inc.	144	20,349
Cognizant Technology Solutions Corp., Class A	1,205	93,930
DXC Technology Co.	1,643	46,333
Fidelity National Information Services Inc.	374	46,174
Fiserv Inc.(a)	413	42,411
FleetCor Technologies Inc.(a)	150	36,412
Global Payments Inc.	150	26,478
International Business Machines Corp.	2,710	322,788
Leidos Holdings Inc.	216	22,909
Mastercard Inc., Class A	821	259,674
Paychex Inc.	425	37,111
PayPal Holdings Inc.(a)	327	76,619
VeriSign Inc.(a)	150	29,110
Visa Inc., Class A	2,200	425,150
Western Union Co. (The)	1,547	34,452
		1,837,232
Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	273	32,806
IQVIA Holdings Inc.(a)	247	43,917
Mettler-Toledo International Inc.(a)	25	29,202
Thermo Fisher Scientific Inc.	188	95,824
Waters Corp.(a)	293	77,548
		279,297
Machinery — 1.4%
Allison Transmission Holdings Inc.	452	18,396
Caterpillar Inc.	1,360	248,663
Cummins Inc.	360	84,391
Deere & Co.	301	86,929
Dover Corp.	137	15,959
Illinois Tool Works Inc.	518	100,601
PACCAR Inc.	314	28,643
Parker-Hannifin Corp.	156	41,279
		624,861
Media — 1.4%
Altice USA Inc., Class A(a)	2,014	71,638
Charter Communications Inc., Class A(a)	374	227,227
Comcast Corp., Class A	3,544	175,676
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	975	39,546
Omnicom Group Inc.	686	42,793
Sirius XM Holdings Inc.	4,007	25,084
ViacomCBS Inc., Class B, NVS	767	37,200
		619,164
Metals & Mining — 0.3%
Newmont Corp.	758	45,177
Nucor Corp.	703	34,257
Reliance Steel & Aluminum Co.	188	21,823
Steel Dynamics Inc.	650	22,276
		123,533
Mortgage Real Estate Investment — 0.1%
Starwood Property Trust Inc.	1,303	24,444

Multi-Utilities — 0.2%
Public Service Enterprise Group Inc.	762	42,999
WEC Energy Group Inc.	433	38,494
		81,493
Multiline Retail — 0.5%
Dollar General Corp.	351	68,308
Kohl’s Corp.	649	28,595

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Target Corp.	659	$119,391
		216,294
Oil, Gas & Consumable Fuels — 5.0%
Cabot Oil & Gas Corp.	1,501	27,513
Chevron Corp.	5,545	472,434
ConocoPhillips	4,568	182,857
Devon Energy Corp.	4,152	68,342
EOG Resources Inc.	704	35,876
Exxon Mobil Corp.	15,790	708,024
Hess Corp.	322	17,381
HollyFrontier Corp.	882	25,102
Kinder Morgan Inc./DE	6,202	87,324
Marathon Oil Corp.	3,162	22,893
Marathon Petroleum Corp.	2,927	126,329
ONEOK Inc.	1,277	50,863
Ovintiv Inc.	2,142	33,758
Phillips 66	1,770	120,006
Pioneer Natural Resources Co.	318	38,446
Valero Energy Corp.	2,148	121,212
Williams Companies Inc. (The)	3,761	79,846
		2,218,206
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	254	60,109

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	5,625	345,544
Eli Lilly & Co.	1,355	281,799
Johnson & Johnson	4,974	811,409
Merck & Co. Inc.	6,458	497,718
Pfizer Inc.	16,288	584,739
Zoetis Inc.	248	38,254
		2,559,463
Professional Services — 0.1%
IHS Markit Ltd.	481	41,885
Verisk Analytics Inc.	126	23,121
		65,006
Road & Rail — 1.3%
CSX Corp.	1,782	152,815
Norfolk Southern Corp.	495	117,127
Union Pacific Corp.	1,638	323,456
		593,398
Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices Inc.	413	60,847
Applied Materials Inc.	1,203	116,306
Broadcom Inc.	933	420,317
Intel Corp.	18,256	1,013,391
KLA Corp.	238	66,657
Lam Research Corp.	232	112,276
Maxim Integrated Products Inc.	495	43,417
NVIDIA Corp.	65	33,773
QUALCOMM Inc.	1,312	205,039
Skyworks Solutions Inc.	296	50,098
Teradyne Inc.	190	21,561
Texas Instruments Inc.	1,822	301,887
Xilinx Inc.	314	40,999
		2,486,568
Software — 6.4%
Adobe Inc.(a)	238	109,187
Citrix Systems Inc.	399	53,191

Security	Shares	Value

Software (continued)
Intuit Inc.	118	$42,625
Microsoft Corp.	7,795	1,808,128
NortonLifeLock Inc.	2,731	57,542
Oracle Corp.	11,428	690,594
Palo Alto Networks Inc.(a)	150	52,613
VMware Inc., Class A(a)	271	37,357
		2,851,237
Specialty Retail — 2.6%
AutoZone Inc.(a)	52	58,155
Best Buy Co. Inc.	462	50,275
CarMax Inc.(a)	183	21,554
Home Depot Inc. (The)	2,020	547,057
Lowe’s Companies Inc.	1,351	225,414
O’Reilly Automotive Inc.(a)	143	60,842
Ross Stores Inc.	482	53,642
TJX Companies Inc. (The)	1,256	80,434
Tractor Supply Co.	164	23,245
Ulta Beauty Inc.(a)	92	25,738
		1,146,356
Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	17,731	2,339,783
Dell Technologies Inc., Class C(a)	4,995	364,086
Hewlett Packard Enterprise Co.	7,509	92,661
HP Inc.	6,275	152,733
NetApp Inc.	1,385	92,019
Seagate Technology PLC	926	61,227
Western Digital Corp.	263	14,841
Xerox Holdings Corp.	1,293	27,192
		3,144,542
Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	1,288	172,064
Ralph Lauren Corp.	249	25,161
Tapestry Inc.	575	18,182
VF Corp.	501	38,512
		253,919
Tobacco — 1.3%
Altria Group Inc.	7,091	291,298
Philip Morris International Inc.	3,839	305,777
		597,075
Trading Companies & Distributors — 0.2%
Fastenal Co.	562	25,622
United Rentals Inc.(a)	123	29,890
WW Grainger Inc.	72	26,236
		81,748
Total Common Stocks — 99.8%
(Cost: $37,997,084)	.	44,342,756

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	50,000	$50,000

Total Short-Term Investments — 0.1% (Cost: $50,000)		50,000

Total Investments in Securities — 99.9% (Cost: $38,047,084)		44,392,756

Other Assets, Less Liabilities — 0.1%		65,631
Net Assets — 100.0%		$44,458,387

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$—	$(20,000	)(a)	$—	$—	$50,000	50,000	$55	$—
BlackRock Inc.	76,310	115,407	(60,239)		15,655	28,883	176,016	251	2,185	—
					$15,655	$28,883	$226,016		$2,240	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 Micro E-Mini Index	4	03/19/21	$74	$(783)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments Assets
Common Stocks	$44,342,756	$—	$—	$44,342,756
Money Market Funds	50,000	—	—	50,000
	$44,392,756	$—	$—	$44,392,756
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(783)	$—	$—	$(783)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS Non-Voting Shares